Investments in Associates and Joint Ventures - Investment of ePLDT in MediaQuest PDRs - Additional Information (Detail) - PHP (₱) ₱ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2018
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying value of investments in associates			₱ 16,618	₱ 17,922	₱ 1,664
MediaQuest PDRs [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Total deposits	₱ 3,600	₱ 6,000
Percentage of investment in associates	40.00%	40.00%
Carrying value of investments in associates			₱ 9,260	₱ 9,855